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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC

Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt

Title:   Managing Member

Phone:   212-421-2155


Signature, Place, and Date of Signing:

  /s/ Seymour L. Goldblatt
____________________________    New York, New York    August 13, 2012
        [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]    NONE

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                             FORM 13F SUMMARY PAGE


Report Summary


Number of other Included Managers:      1

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $327,203
                                        (thousands)

List of Other Included Managers:    S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

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

  Item 1: Name of Issuer     Item 2:   Item 3:  Item 4:    Item 5:           Item 6            Item 7          Item 8:
                             Title of   CUSIP     Fair    Shares of    Investment Discretion  Managers  Voting Authority (Shares)
                              class    Number    Market   Principal                          See Instr.
                                                 Value      Amount                               II
                                                c..t 1 /
                                                  VIM
                                                                       (a)     (b)     (c)                (a)        (b)    (c)
                                                                       Sole   Shared Shared-              Sole      Shared  None
                                                                               -Ac    Other
ABSOLUTE SOFTWARE
 CORPORATION                   COM      3868109  12,467  2,310,400 SH           X                       2,310,400
ACQUITY GROUP LTD              ADR    00489C103   2,436    247,300 SH   X                                 247,300
ACTELION LTD (BIYD5Q2)         COM    CH0010532   1,540     39,600 SH           X                          39,600
ALKERMES INC                   COM    G01767105   5,622    331,300 SH           X                         331,300
ARUBA NETWORKS INC             COM     43176106     233     15,500 SH   X                                  15,500
ATMEL CORP                     COM     49513104   1,566    233,400 SH           X                         233,400
AUXILIUM PHARMACEUTICALS INC   COM    05334D107   1,194     44,400 SH   X                                  44,400
AVAGO TECHNOLOGIES             COM    Y0486S104   3,985    111,000 SH           X                         111,000
CALIX INC                      COM    13100M509   7,317    890,100 SH   X                                 890,100
CALLIDUS SOFTWARE              COM    13123E500  14,268  2,864,983 SH           X                       2,864,983
CANADIAN SOLAR INC             COM    136635109   1,260    350,000 SH   X                                 350,000
CAVIUM NETWORKS INC            COM    14964U108   3,116    111,300 SH           X                         111,300
CIENA                          COM    171779101   5,204    317,900 SH           X                         317,900
COGNIZANT TECHNOLOGY
 SOLUTIONS                     COM    192446102   1,542     25,700 SH           X                          25,700
COMVERSE TECHNOLOGY INC        COM    205862402   6,317  1,086,300 SH           X                       1,086,300
DEMAND MEDIA INC               COM    24802N109   4,779    426,700 SH   X                                 426,700
DEXCOM INC                     COM    252131107  12,154    937,800 SH           X                         937,800
F5 NETWORKS INC                COM    315616102   4,699     47,200 SH           X                          47,200
FOREST LABS INC                COM    345838106   6,470    184,900 SH           X                         184,900
FORTINET INC                   COM    34959E109   1,725     74,300 SH           X                          74,300
GLUE MOBILE INC                COM    379890106   4,795    863,900 SH   X                                 863,900
GSE SYSTEMS INC                COM    36227K106   3,728  1,620,800 SH   X                               1,620,800
GUIDANCE SOFTWARE INC          COM    401692108     903     95,000 SH   X                                  95,000
HARMONIC                       COM    413160102   4,583  1,075,900 SH   X                               1,075,900
INCONTACT INC                  COM    45336E109     810    161,700 SH   X                                 161,700
INPHI CORP                     COM    45772F107   4,672    492,800 SH   X                                 492,800
INTER-NAP NETWORK              COM    45885A300   8,795  1,351,000 SH   X                               1,351,000
INTERMUNE INC                  COM    45884X103   7,980    667,800 SH           X                         667,800
INTERSIL HLDG CORP CL A        COM    46069S109   2,061    193,500 SH           X                         193,500
                                                -------
COLUMN TOTAL                                    136,221
                                                =======

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

   Item 1:Name of Issuer     Item 2:   Item 3:  Item 4:   Item 5:           Item 6            Item 7          Item 8:
                             Title of   CUSIP    Fair    Shares of    Investment Discretion  Managers  Voting Authority (Shares)
                              class    Number   Market   Principal                          See Instr.
                                                 Value     Amount                               AT
                                                /.,T 1
                                                 nna.
                                                                      (a)     (b)     (c)                (a)        (b)    (c)
                                                                      Sole   Shared Shared-              Sole      Shared  None
                                                                              -Ac    Other
IXIA                           COM    45071r109   2,180   181,400 SH   X                                 181,400
KENEXA CORP                    COM    488879107   9,467   326,100 SH           X                         326,100
KEYNOTE SYS INC                COM    493308100   2,343   157,800 SH   X                                 157,800
LAM RESEARCH CORP              COM    512807108   3,612    95,700 SH           X                          95,700
LATTICE SEMICONDUCTOR          COM    518415104   2,518   671,400 SH   X                                 671,400
LINEAR TECHNOLOGY CORP         COM    535678106   4,474   142,800 SH           X                         142,800
LIQUIDITY SERVICES INC.        COM    53635B107   2,170    42,403 SH   X                                  42,403
MARCHEX INC                    COM    56624R108   1,280   354,500 SH   X                                 354,500
MARVELL TECH GROUP LTD ORD     COM    G5876H105   3,213   284,800 SH           X                         284,800
MATTERSIGHT CORPORATION        COM    577097108   6,548   820,525 SH           X                         820,525
MAXIM INTERGRATED              COM    57772K101   3,202   124,900 SH           X                         124,900
MICROSTRATEGY INC.             COM    594972408   3,026    23,300 SH           X                          23,300
MIPS TECHNOLOGIES              COM    604567107   4,002   600,000 SH   X                                 600,000
NEOPHOTONICS CORPORATION       COM    64051T100   2,458   497,600 SH   X                                 497,600
NPS PHARMACEUTICALS            COM    62936P103   4,524   525,400 SH           X                         525,400
NUANCE COMMUNICATIONS          COM    67020Y100     688    28,900 SH   X                                  28,900
NVIDIA CORP                    COM    67066G104   3,653   264,300 SH           X                         264,300
OCZ TECHNOLOGY CORP            COM    67086E303   6,026 1,139,200 SH           X                       1,139,200
OCZ TECHNOLOGY-1st/2nd
 pvtplm-                       COM    67086E303   6,697 1,265,993 SH   X                               1,265,993
OPLINK COMMUNICATIONS          COM    68375Q106   1,518   112,200 SH   X                                 112,200
OPTIMER PHARMACEUTICALS INC    COM    68401H104  14,205   918,800 SH           X                         918,800
POWER INTEGRATIONS INC         COM    739276103   2,111    56,600 SH   X                                  56,600
POWER SOLUTIONS INT'L          COM    74437C101     167    10,000 SH   X                                  10,000
REAL NETWORKS INC              COM    75605L708  20,362 2,356,749 SH           X                       2,356,749
REALD INC                      COM    75604L105   2,865   191,500 SH           X                         191,500
RESVERLOGIX CORP               COM    76128M108     968   537,600 SH           X                         537,600
RESVERLOGIX CORP RESTRICTED
 SH                            COM    76128M108     550   305,500 SH   X                                 305,500
RIVERBED TECHNOLOGY INC        COM    768573107   4,785   296,300 SH           X                         296,300
RIVERSTONE NETWORKS            COM    769320995       0 3,877,900 SH           X                       3,877,900
SALIX PHARMACEUTICALS          COM    795435106   7,426   136,400 SH           X                         136,400
SANDVINE CORP                  COM    800213100   3,464 2,706,100 SH           X                       2,706,100
SERVICENOW INC                 COM    81762P102     234     9,500 SH           X                           9,500
SILICON LABORATORIES, INC      COM    826919102   3,796   100,300 SH           X                         100,300
                                                -------
COLUMN TOTAL                                    134,532
                                                =======


  Item 1: Name of Issuer     Item 2:   Item 3:  Item 4:    Item 5:           Item 6            Item 7          Item 8:
                             Title of   CUSIP     Fair    Shares of    Investment Discretion  Managers  Voting Authority (Shares)
                              class    Number    Market   Principal                          See Instr.
                                                 Value      Amount                               IT
                                                 T,T 1
                                                TITITI I
                                                                       (a)     (b)     (c)                (a)        (b)    (c)
                                                                       Sole   Shared Shared-              Sole      Shared  None
                                                                               -Ac    Other
STAMPS.COM                      COM   852857200     992     40,200 SH   X                                  40,200
TELECOMMUNICATIONS SYS CL A     COM   87929J103   1,849  1,503,300 SH   X                               1,503,300
THESTREET, INC                  COM   88368Q103   1,593  1,061,968 SH   X                               1,061,968
THORATEC CORPORATION            COM   885175307   4,755    141,600 SH           X                         141,600
TIBCO SOFTWARE INC              COM   88632Q103   2,124     71,000 SH           X                          71,000
TNS INC                         COM   872960109   9,725    542,089 SH           X                         542,089
Tree.com Inc                    COM   894675107   9,404    822,000 SH           X                         822,000
UNITED THERAPEUTICS             COM   91307C102   4,341     87,900 SH           X                          87,900
UNWIRED PLANET INC              COM   91531F103   5,187  2,255,200 SH           X                       2,255,200
UROPLASTY INC                   COM   917277204   4,695  1,022,800 SH   X                               1,022,800
WEB.COM GROUP INC               COM   94733A104  10,805    591,401 SH   X                                 591,401
WEBMEDIABRANDS INC              COM   94770W100     855  1,357,200 SH   X                               1,357,200
ELOYALTY CORP SERIES B CONV
 PF                            CVPF   290152990     115     22,475 SH   X                                  22,475
OCZ TECHNOLOGY WTS EXP
 11/01/1                        WNT   6709949R5      10    267,749 SH   X                                 267,749
RESVERLOGIX CORP WTS
 02/25/16                       WNT   73128M132       0    152,750 SH   X                                 152,750
WORLD WEB LIMITED WTS
 SERIES B                       WNT                   0     45,400 SH   X                                  45,400
                                                 ------
COLUMN TOTAL                                     56,450
                                                 ======


  Item 1: Name of Issuer    Item 2:   Item 3:  Item 4:   Item 5:               Item 6            Item 7       Item 8:
                            Title of   CUSIP     Fair   Shares of      Investment Discretion    Managers  Voting Authority (Shares)
                             Class    Number    Market  Principal                              See Instr.
                                                Value    Amount                                    V
                                               (x$1000)
                                                                      (a)      (b)       (c)              (a)      (b)      (c)
                                                                      Sole   Shared    Shared-            Sole    Shared    None
                                                                           -As Defined  Other
                                                                           in Instr. V
NORTEL NETWORKS               COM    656568508       0      5     SH   X                                   5
                                               -------
TOTAL MARKET VALUE 13F
 ADDITIONS                                           0
                                               -------
TOTAL MARKET VALUE 13F                         327,203
                                               -------
TOTAL MARKET VALUE 13F &
 ADDITIONS                                     327,203
                                               =======